RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company has had transactions with the following related parties, being companies in which our principal shareholder Hemen Holding and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline
–    Frontline Shipping
–    Seadrill (1)
–    Golden Ocean
–    Seatankers Management Norway AS and Seatankers Management Co. Ltd. (collectively “Seatankers”)
–    Front Ocean Management AS and Front Ocean Management Ltd. (collectively “Front Ocean”)
–    NorAm Drilling
–    ADS Maritime Holding (2)
–    River Box
–    Sloane Square Capital Holdings Ltd. (“Sloane Square Capital”)

(1) From February 2022, Seadrill was determined to no longer be a related party following its emergence from bankruptcy (see below).
(2) Following the sale of the shares held by the Company in ADS Maritime Holding in 2021, it was no longer deemed to be a related party.

The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding investment in direct financing lease balances. (Refer to Note 17: Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets).

(in thousands of $)	2023	2022
Amounts due from:
Frontline	2,907	3,854
Golden Ocean	—	374
Seatankers	411	—
Sloane Square Capital	201	183
NorAm Drilling	24	—
River Box	11	10
Other related parties	2	1
Allowance for expected credit losses*	(24)	(30)
Total amount due from related parties	3,532	4,392
Loans to related parties - associated companies, long-term
River Box	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000
Amounts due to:
Frontline Shipping	2,813	1,788
Frontline	—	2
Golden Ocean	57	141
Other related parties	20	5
Total amount due to related parties	2,890	1,936

*See Note 3: Recently Issued Accounting Standards and Note 27: Allowance for Expected Credit Losses.
River Box holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. The Company has an investment of 49.9% in River Box and the remaining 50.1% of the shares of River Box are held by a subsidiary of Hemen Holding Limited ("Hemen"), the Company's largest shareholder and a related party.

The two drilling rigs owned by the Company, Linus and Hercules, were leased to subsidiaries of Seadrill, previously a related party. Linus was redelivered from Seadrill in September 2022 and Hercules was redelivered from Seadrill in December 2022. SFL also owned the drilling rig West Taurus, which was also on charter to a subsidiary of Seadrill until the first quarter of 2021. Because the main assets of SFL Deepwater, SFL Hercules and SFL Linus were the subject of leases which each include both fixed price call options and a fixed price purchase obligation or put option, they were previously determined to be variable interest entities in which the Company was not the primary beneficiary and therefore accounted for as investments in associated companies.

In February 2021, Seadrill and most of its subsidiaries filed Chapter 11 cases in the Southern District of Texas. SFL and certain of its subsidiaries entered into court approved interim agreements with Seadrill relating to two of the Company’s drilling rigs, Linus and Hercules.

The lease to West Taurus was rejected by the court in March 2021 and the rig was redelivered by Seadrill to SFL in the second quarter of 2021. In March 2021, the Company signed an agreement for the recycling of the rig at a facility in Turkey and delivered the rig to the recycling facility in September 2021. The asset was derecognized on disposal and a net loss of $0.6 million was recorded in relation to the recycling of the rig. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).

In February 2022, Seadrill announced that it has emerged from Chapter 11 after successfully completing its reorganization. Upon emergence a new independent board of directors assumed leadership of the new parent company of the Seadrill group, which was referred to as Seadrill 2021 Limited. Hemen's shareholding in Seadrill 2021 Limited post-emergence from bankruptcy was also below 1%. Consequently, SFL determined that Seadrill was no longer a related party following the emergence from bankruptcy.

Following amendments to the Hercules bareboat charter and loan facility agreements in 2021, SFL Hercules was determined to no longer be a variable interest entity and was consolidated from August 2021. Following changes to the loan agreement in 2020, the Company was determined to be the primary beneficiary of SFL Linus and was consolidated from October 2020. SFL Deepwater was also consolidated from October 2020 as the Company was deemed to be the primary beneficiary from this date.

Related party leasing and service contracts

The Company owned two VLCCs accounted for as direct financing leases, which were leased to Frontline Shipping. As of December 31, 2021, the balance of net investments in direct financing leases with Frontline Shipping was $69.8 million before credit loss provision, of which $6.5 million represented short-term maturities. During the year ended December 31, 2022, the vessels were sold and delivered to an unrelated third party and a gain of $1.5 million was recognized on the sale of the vessels. The Company also received an additional compensation payment of $4.5 million from Frontline Shipping, for the early termination of the corresponding charters. (See Note 9: Gain on Sale of Assets and Termination of Charters).

As of December 31, 2023, included within vessels, rigs and equipment chartered under operating leases, there were eight Capesize dry bulk carriers leased to a fully guaranteed subsidiary of Golden Ocean (December 31, 2022: eight). As of December 31, 2023, the net book value of assets leased under operating leases to Golden Ocean was $142.9 million (December 31, 2022: $162.1 million).

In addition, the two drilling rigs owned by the Company were leased to subsidiaries of Seadrill, previously a related party, under operating leases. As of December 31, 2021, the net book value of the assets leased under operating leases to Seadrill was $599.3 million. Seadrill was determined to no longer be a related party following its emergence from bankruptcy on February 22, 2022.
A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean and Seadrill is as follows:

(in millions of $)	2023	2022	2021
Golden Ocean:
Operating lease income	54.6	52.3	50.5
Profit share	—	3.0	9.8
Frontline Shipping:
Direct financing lease interest income	—	0.4	1.5
Direct financing lease service revenue	—	1.7	6.6
Direct financing lease repayments	—	1.8	6.3
Profit share	—	—	0.3
Seadrill:
Direct financing lease interest income	—	—	3.7
Direct financing lease repayments	—	—	2.7
Operating lease income	—	17.8	28.9

In 2019, SFL entered into an agreement with Golden Ocean, where the Company agreed to finance EGCS installations on seven of the eight Capesize bulk carriers with an amount of up to $2.5 million per vessel, in return for increased charter hire of $1,535 per day from January 1, 2020 to June 30, 2025. The installations were completed during the year ended December 31, 2020, with the cost being capitalized into the value of the assets. Profits sharing arrangements were not changed.

In the year ended December 31, 2023, the Company had eight dry bulk carriers operating on time charters to a subsidiary of Golden Ocean, which include profit sharing arrangements whereby the Company earns a 33% share of profits earned by the vessels above threshold levels - see table above.

The Company also had a profit sharing arrangement related to the two VLCCs on charter to Frontline Shipping, whereby the Company was entitled to profit sharing of 50% of their earnings on a time charter equivalent basis from their use of the Company's fleet above average threshold charter rates calculated on a quarterly basis. The Company earned and recognized profit sharing revenue under the 50% arrangement - see table above.

In the event that vessels on charter to the Frontline Shipping are agreed to be sold, the Company may either pay or receive compensation for the early termination of the lease. During the year ended December 31, 2022, the Company sold the VLCCs Front Energy and Front Force to an unrelated third party and a termination fee of $4.5 million was received from Frontline Shipping. (See Note 9: Gain on Sale of Assets and Termination of Charters).

As of December 31, 2023, the Company owed a total of $2.8 million (December 31, 2022: $1.8 million) to Frontline Shipping in respect of vessel management fees, technical supervision fees and items relating to the operation of the vessels.

As of December 31, 2023, the Company was owed $2.9 million (December 31, 2022: $3.9 million) by Frontline in respect of various short-term items, including administration recharges and items relating to the operation of vessels trading in a pool with two vessels owned by Frontline until their disposal.

The vessels leased to Frontline Shipping were on time charter terms and for each such vessel the Company paid a fixed management/operating fee of $9,000 per day to Frontline Management (Bermuda) Ltd. (“Frontline Management”), a wholly-owned subsidiary of Frontline. No further fees were paid to Frontline Management after April 2022, following the sale of the final two vessels on charter to Frontline Shipping.

In addition, during the year ended December 31, 2023, the Company also had 23 container vessels, seven dry bulk carriers, nine Suezmax tankers, five car carriers, six product tankers and two chemical tankers operating on time charter or in the spot market, for which the supervision of the technical management was sub-contracted to Frontline Management. Two Suezmax tankers and two chemical tankers were sold between March and June 2023 to unrelated parties. Management fees incurred are included in the table below.

The vessels leased to a subsidiary of Golden Ocean are on time charter terms and for each vessel the Company pays a fixed management/operating fee of $7,000 per day to Golden Ocean Management. Management fees incurred are included in the table below. Management fees are classified as vessel operating expenses in the Consolidated Statements of Operations.

In addition to leasing revenues and repayments, the Company incurred fees with related parties. The Company pays Frontline and its subsidiaries a management fee of 1.25% of chartering revenues in relation to two Suezmax tankers operating in the spot market until their disposal in March and April 2023, and a fixed management fee of $150 per day in relation to six product tankers and nine Suezmax tankers, two of which were sold in March and April 2023. The Company pays fees to Frontline Management for administrative services, including corporate services, and fees to Seatankers and Front Ocean for the provision of advisory and support services. The Company also pays fees to Front Ocean Management AS for the provision of office facilities in Oslo, fees to Golden Ocean Shipping Co Pte. Ltd. for the provision of office facilities in Singapore, fees to Frontline Corporate Services Ltd for the provision of office facilities in London. The Company also provides services to Seatankers and NorAm and receives a fee at cost plus margin.

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Frontline:
Vessel Management Fees	2,296	3,679	7,794
Newbuilding Supervision Fees	1,514	1,030	132
Commissions and Brokerage	403	498	260
Administration Services Fees	11	7	159
Golden Ocean:
Vessel Management Fees	20,440	20,440	20,440
Operating Management Fees	—	22	389
Administration Services Fees	—	—	56
Seatankers:
Administration Services Fees*	304	428	226
Front Ocean:
Administration Services Fees	597	483	23
Office Facilities and other shared costs:
Seatankers Management Norway AS	(10)	106	112
Front Ocean Management AS	310	—	—
Frontline Management AS	—	341	252
Frontline Corporate Services Ltd.	163	93	187
Frontline Shipping Singapore Pte Ltd.	—	—	19
Frontline Management (Bermuda) Limited	14	—	—
Golden Ocean Shipping Co Pte. Ltd.	79	80	—
NorAm Drilling AS	(13)	—	—
Flex LNG Management Ltd	—	3	—

* During the year ended December 31, 2021, a credit note of $0.3 million was received in relation to 2020 fees paid.

Related party loans – associated companies

As of December 31, 2023, the Company had one (2022: one) loan receivable outstanding with River Box for $45.0 million (2022: $45.0 million). The loan to River Box is a fixed interest rate loan and is repayable in full on November 16, 2033, or earlier if the company sells its assets.
Interest income received on the loans to associated companies is as follows:

	Year ended December 31,
(in millions of $)	2023	2022	2021
River Box	4.6	4.6	4.6
SFL Hercules	—	—	2.4

Related party purchases and sales of vessels

During the year ended December 31, 2021, the Company entered into agreement to acquire four Aframax LR2 product tankers from affiliates of Frontline, for an aggregate amount of $160.0 million. Two of the vessels were delivered in December 2021 and the remaining two vessels were delivered in January 2022 and February 2022. Upon delivery, the vessels commenced their long term charters to a third party.

In the years ended December 31, 2023 and December 31, 2022, there were no vessels sold to related parties.

Other related party transactions

During the year ended December 31, 2021, the Company received a capital dividend of approximately $8.8 million from ADS Maritime Holding following the sale of its remaining two vessels. Also during the year ended December 31, 2021, the Company sold its remaining shares in ADS Maritime Holding for a consideration of approximately $0.8 million, recognizing a gain of $0.7 million on disposal. (Refer to Note 11: Investments in Debt and Equity Securities).

During the year ended December 31, 2022, the Company had a forward contract to repurchase 1.4 million shares of Frontline at a repurchase price of $16.7 million including accrued interest. The transaction was accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded within debt. In September 2022, the Company settled the forward contract in full and recorded the sale of the 1.4 million shares and extinguishment of the corresponding debt of $15.6 million. A net gain of $4.6 million was recognized in the Statements of Operations in respect of the settlement during the year ended December 31, 2022. (See Note 11: Investments in Debt and Equity Securities).

Also during the year ended December 31, 2022, the Company redeemed the remaining balance of its investment in senior secured corporate bonds in NorAm Drilling at par value. The Company recorded no gain or loss on redemption of the bonds. The accumulated gain of $0.5 million previously recognized in other comprehensive income was recognized in the Consolidated Statements of Operations. (Refer to Note 11: Investments in Debt and Equity Securities).

As of December 31, 2023, the Company had investment in NorAm Drilling of 1.3 million shares with a fair value $5.1 million, trading on the Euronext Growth exchange in Oslo. (Refer to Note 11: Investments in Debt and Equity Securities).

Dividends and interest income received from shares held in and secured notes issued by related parties:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Dividends received
NorAm Drilling	1,246	128	—
Interest income received
NorAm Drilling	—	463	443